Equity - Schedule of Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reserves within equity [abstract]
Final dividend for the year ended 30 June 2022 46.82 pence per share (2021 - 44.59 pence; 2020 - 42.47 pence)	£ 1,066	£ 1,040	£ 992
Interim dividend for the year ended 30 June 2023, 30.83 pence per share (2022 – 29.36 pence; 2021 – 27.96 pence)	696	680	654
Dividend paid	£ 1,762	£ 1,720	£ 1,646
Final dividend per share (in GBP per share)		£ 0.4682	£ 0.4459	£ 0.4247
Interim dividend per share (in GBP per share)	£ 0.3083	£ 0.2936	£ 0.2796